Organization and Basis of Presentation - Summary of Major Subsidiaries VIEs and VIEs' Subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Place of establishment	E9
Sunlands Online Education HK Limited ("Sunlands HK")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Oct. 06, 2015
Place of establishment	K3
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Wuhan Studyvip Online Education Co., Ltd. ("Wuhan Zhibo")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Aug. 02, 2017
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of technical consultation and services
Wuhan Zhidao Online Education Technology Co., Ltd. ("Wuhan Shangde")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Jun. 25, 2019
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of education services
Beijing Yuanchilaxiang Education Technology Co., Ltd. ("Beijing Sunlands")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Sep. 27, 2013
Place of establishment	F4
Principal activities	Investment holding and provision of education services
Tianjin Shangde Online Education Technology Co., Ltd. ("Tianjin Shangde")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Mar. 21, 2018
Place of establishment	F4
Principal activities	Provision of education services
Wuhan Jiayan Online Education Technology Co., Ltd. ("Wuhan Jiayan")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Aug. 05, 2020
Place of establishment	F4
Principal activities	Provision of education services
Beijing Lingding Management Consulting Co., Ltd. ("Beijing Lingding")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Nov. 02, 2021
Place of establishment	F4
Principal activities	Investment holding
Guangzhou Shangzhiside Education Technology Co., Ltd.
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Sep. 28, 2017
Place of establishment	F4
Principal activities	Provision of education services
Beijing Feibian Education Technology Co., Ltd.
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Aug. 06, 2020
Place of establishment	F4
Principal activities	Provision of education services and sales of goods
Wuhan Fangtang Technology Co., Ltd.
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Sep. 28, 2020
Place of establishment	F4
Principal activities	Provision of education services